OTHER ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2023
OTHER ACCRUED LIABILITIES.
Schedule of other accrued liabilities

	December 31,
	2023	2022
Retirement indemnities	2,310	2,153
Provision for warranty costs	172	162
Accruals for payroll and associated taxes	2,256	1,848
Conditional government advances	463	463
Value added tax payable	758	531
Advances received from customers	860	861
Provision for Asset Retirement Obligation (Japan)	91	101
Provision for employee termination indemnities (Korea)	149	122
Others	522	340
Total	7,581	6,583
Less non-current portion	(3,075)	(2,710)
Current portion	4,506	3,873

Schedule of Conditional advances

2024	111
2025	93
2026	93
2027	86
2028	81
2029 and thereafter	—
Total	463

Schedule of Changes in the provision for warranty costs

	2023	2022
Beginning of year	162	252
Amount used during the year	(124)	(202)
New warranty expenses	134	112
End of year	172	162
Less current portion	(107)	(100)
Long term portion	65	62